Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	$ (38,900,000)	$ 42,600,000
Discount rate to determine benefit obligations	4.20%	4.70%	3.70%
Future amortized amount from accumulated other comprehensive loss	2,200,000
Combined projected benefit obligation	324,000,000	283,700,000
Accumulated benefit obligations (ABO)	323,800,000	283,500,000
Fair value of plan assets	241,200,000	234,100,000
Curtailment gain		400,000
Curtailment losses			1,300,000
Expected long-term return on plan assets	7.40%	7.60%	7.80%
Percentage of plan liabilities represent fixed income investments	100.00%
Maturities of long duration fixed income	Greater than ten years
Maturity of long duration indexed	Greater than ten years
Expected Contribution for pension plan	2,600,000
Accrued liabilities	324,200,000	284,000,000	326,600,000
Accumulated other comprehensive loss after tax	27,900,000	4,200,000	38,300,000
Annual health care cost trend rate	1.00%
Increase in the assumed healthcare cost	100,000
Decrease in the assumed healthcare cost	100,000
Increase in the cost of post-retirement benefit obligations	600,000
Decrease in the cost of post-retirement benefit obligations	500,000
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	(2,500,000)	2,100,000
Discount rate to determine benefit obligations	4.20%	4.70%	3.80%
Matching contributions	4,200,000	2,400,000	200,000
Defined contribution expenses recognized	2,000,000	2,800,000	2,700,000
Accrued liabilities	16,000,000	13,400,000	14,900,000
Accumulated other comprehensive loss before tax	4,100,000	1,700,000
Accumulated other comprehensive loss after tax	2,500,000	1,100,000
Defined Benefit Pension Plans [Member] | Chinese Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution expenses recognized	0	100,000	100,000
Pension Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of post-retirement benefit costs, before tax		3,800,000	500,000
Amortization of post-retirement benefit costs, after tax	100,000	2,300,000	300,000
Post-retirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of post-retirement benefit costs, before tax	100,000	300,000	100,000
Amortization of post-retirement benefit costs, after tax	100,000	200,000	100,000
Weighted Average Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	(19,900,000)	42,600,000
Discount rate to determine benefit obligations		4.70%
Change in Mortality Table [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	$ (18,800,000)
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation	5.00%
Annual health care cost trend rate	4.50%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation	50.00%
Annual health care cost trend rate	7.70%